Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov. 30, 2011
Registrant Name	ALLIANCEBERNSTEIN TRUST
Central Index Key	0001129870
Amendment Flag	false
Document Creation Date	Nov. 01, 2012
Document Effective Date	Nov. 01, 2012
Prospectus Date	Mar. 01, 2012